Loan Servicing - Components of Net Loan Servicing Fees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Transfers and Servicing [Abstract]
Loan servicing fees	$ 981	$ 810
Amortization of loan servicing fees	(727)	(1,265)
Decrease in impairment		90
Total	$ 254	$ (365)